Related-Party Transactions (Schedule Of Cash Payments Made To Related Parties To Income Taxes) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Federal income taxes	$ 76	$ 48	$ 61	$ 87	$ 56
Texas margin tax	24	23	23	22	22
Total payments (receipts)	100	71	84	109	78
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Federal income taxes	61	38	49	70	45
Texas margin tax	24	23	23	22	22
Total payments (receipts)	85	61	72	92	67
Texas Transmission [Member]
Related Party Transaction [Line Items]
Federal income taxes	15	10	12	17	11
Total payments (receipts)	$ 15	$ 10	$ 12	$ 17	$ 11